condensed interim consolidated financial statements (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
condensed interim consolidated financial statements
Mobile handsets, parts and accessories	$ 362		$ 362		$ 376
Costs of goods sold	$ 600	$ 500	$ 1,100	$ 1,100